Income taxes (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Net income from cash flow hedge	$ 16,196	$ (728)	$ 20,648
Actuarial gains and losses deriving from defined benefit plans	(339,533)	47,228	(659,198)
Charge to equity	$ 323,337	$ (46,500)	$ 638,550